As filed with the Securities and Exchange Commission on May 22, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Absolute Return Multi-Manager Portfolio(n) (Unaudited) March 31, 2017

Investments	Shares	Value ($)

LONG POSITIONS - 91.8%

COMMON STOCKS - 46.5%

Aerospace & Defense - 0.2%
B/E Aerospace, Inc.	225	14,425
DigitalGlobe, Inc.*	375	12,281
		26,706
Air Freight & Logistics - 0.4%
FedEx Corp.(a)	340	66,351

Banks - 0.8%
Barclays plc (United Kingdom)(a)	3,842	10,835
Cascade Bancorp*	1,000	7,710
Heritage Oaks Bancorp(b)	625	8,344
Pacific Continental Corp.(b)	1,175	28,788
PrivateBancorp, Inc.(b)	1,180	70,057
Societe Generale SA (France)(a)	229	11,616
		137,350
Biotechnology - 2.8%
Biogen, Inc.*	258	70,542
BioMarin Pharmaceutical, Inc.*	584	51,264
Celgene Corp.*	405	50,394
Clovis Oncology, Inc.*	834	53,101
Incyte Corp.*	387	51,730
Ironwood Pharmaceuticals, Inc.*(a)	3,753	64,026
TESARO, Inc.*	471	72,473
Vertex Pharmaceuticals, Inc.*	446	48,770
		462,300
Building Products - 0.5%
Johnson Controls International plc	1,979	83,355

Capital Markets - 0.6%
Aretec Group, Inc., Class A*(c)(d)(e)	3,261	—
Charles Schwab Corp. (The)	1,890	77,131
Janus Capital Group, Inc.	1,075	14,190
		91,321
Chemicals - 2.6%
Air Products & Chemicals, Inc.	365	49,381
Chemtura Corp.*(a)	1,937	64,696
Croda International plc (United Kingdom)(a)	329	14,691
Monsanto Co.(b)	300	33,960
PPG Industries, Inc.	395	41,506
Syngenta AG, ADR (Switzerland)(b)	900	79,650
Valspar Corp. (The)(b)	800	88,752
WR Grace & Co.(a)	755	52,631
		425,267
Communications Equipment - 0.7%
Brocade Communications Systems, Inc.(a)	3,000	37,440
Digi International, Inc.*(b)	100	1,190
Harris Corp.	345	38,388
Ixia*(b)	350	6,878
Palo Alto Networks, Inc.*	225	25,353
		109,249
Construction Materials - 0.5%
Headwaters, Inc.*(b)	1,700	39,916
Investments	Shares	Value ($)
HeidelbergCement AG (Germany)(a)	413	38,666
		78,582
Containers & Packaging - 0.2%
Ball Corp.(a)	283	21,015
Multi Packaging Solutions International Ltd.*(b)	425	7,629
		28,644
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc.*(b)	400	22,888
Lumos Networks Corp.*(b)	75	1,327
		24,215
Electric Utilities - 1.4%
ALLETE, Inc.	202	13,677
Great Plains Energy, Inc.	507	14,815
NextEra Energy, Inc.(a)	961	123,364
PG&E Corp.	570	37,825
Westar Energy, Inc.(b)	756	41,028
		230,709
Electronic Equipment, Instruments & Components - 0.2%
Axis Communications AB (Sweden)(a)	200	7,589
InvenSense, Inc.*(b)	1,502	18,970
		26,559
Energy Equipment & Services - 0.4%
Fairmount Santrol Holdings, Inc.*	1,946	14,264
Seventy Seven Energy, Inc.*(b)	300	12,819
US Silica Holdings, Inc.	654	31,386
		58,469
Equity Real Estate Investment Trusts (REITs) - 0.1%
FelCor Lodging Trust, Inc.(b)	200	1,502
Silver Bay Realty Trust Corp.(b)	453	9,726
		11,228
Food & Staples Retailing - 0.7%
Cia Brasileira de Distribuicao, ADR (Brazil)(a)	381	7,315
Magnit PJSC, GDR (Russia)(a)	375	14,325
Rite Aid Corp.*(b)	11,450	48,663
Wal-Mart de Mexico SAB de CV (Mexico)(a)	4,588	10,577
X5 Retail Group NV, GDR (Russia)*(a)	942	31,698
		112,578
Food Products - 2.0%
Kraft Heinz Co. (The)	275	24,973
Mead Johnson Nutrition Co.(b)	1,017	90,594
Mondelez International, Inc., Class A	815	35,110
Nestle SA, ADR (Switzerland)	665	51,139
WhiteWave Foods Co. (The)*(b)	2,400	134,760
		336,576
Gas Utilities - 0.6%
Atmos Energy Corp.	1,061	83,808
WGL Holdings, Inc.(b)	100	8,253
		92,061
Health Care Equipment & Supplies - 3.3%
ABIOMED, Inc.*	417	52,208
Alere, Inc.*(a)	1,750	69,528
CR Bard, Inc.	208	51,696
Edwards Lifesciences Corp.*	500	47,035
Globus Medical, Inc., Class A*	2,225	65,905

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio(n) (Unaudited) (cont’d)

Investments	Shares	Value ($)
Nevro Corp.*	556	52,097
NuVasive, Inc.*	686	51,230
Smith & Nephew plc (United Kingdom)(a)	207	3,154
Wright Medical Group NV*	1,702	52,966
Zeltiq Aesthetics, Inc.*(b)	500	27,805
Zimmer Biomet Holdings, Inc.(a)	650	79,372
		552,996
Health Care Providers & Services - 1.8%
Aetna, Inc.	705	89,923
Air Methods Corp.*	850	36,550
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)(a)	2,995	7,842
Sinopharm Group Co. Ltd., Class H (China)(a)	1,681	7,798
Universal American Corp.*(b)	2,130	21,236
Universal Health Services, Inc., Class B	400	49,780
VCA, Inc.*(b)	900	82,350
		295,479
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	3,281	41,603

Hotels, Restaurants & Leisure - 1.3%
Bloomin' Brands, Inc.	1,410	27,820
Hilton Worldwide Holdings, Inc.	1,205	70,444
Isle of Capri Casinos, Inc.*	225	5,931
Playa Hotels & Resorts NV*	6,200	65,100
Vail Resorts, Inc.	250	47,975
		217,270
Household Durables - 0.5%
Lennar Corp., Class B(b)	850	35,530
Mohawk Industries, Inc.*(a)	230	52,783
		88,313
Independent Power and Renewable Electricity Producers - 0.5%
NextEra Energy Partners LP	1,093	36,211
Pattern Energy Group, Inc.(a)	1,750	35,228
TerraForm Global, Inc., Class A*(b)	4,000	19,200
		90,639
Industrial Conglomerates - 0.0%(f)
Smiths Group plc (United Kingdom)(a)	256	5,193

Insurance - 0.9%
Admiral Group plc (United Kingdom)(a)	273	6,803
AIA Group Ltd. (Hong Kong)(a)	7,786	49,091
Allied World Assurance Co. Holdings AG	1,400	74,340
RSA Insurance Group plc (United Kingdom)(a)	1,949	14,322
Syncora Holdings Ltd.*(a)	1,021	2,277
		146,833
Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc.*(a)	12	10,639
ASOS plc (United Kingdom)*(a)	148	11,209
Expedia, Inc.(a)	222	28,010
Priceline Group, Inc. (The)*(a)	18	32,039
		81,897
Investments	Shares	Value ($)
Internet Software & Services - 1.9%
Alibaba Group Holding Ltd., ADR (China)*(a)	457	49,278
Alphabet, Inc., Class A*(a)	74	62,737
Baidu, Inc., ADR (China)*(a)	77	13,284
eBay, Inc.*(a)	513	17,222
Facebook, Inc., Class A*(a)	387	54,973
Mail.Ru Group Ltd., GDR (Russia)*(a)	299	6,608
MercadoLibre, Inc. (Argentina)(a)	112	23,685
Tencent Holdings Ltd. (China)(a)	1,028	29,472
Yahoo!, Inc.*(b)	1,188	55,135
Yandex NV, Class A (Russia)*(a)	326	7,149
		319,543
IT Services - 1.0%
DH Corp. (Canada)	125	2,372
MoneyGram International, Inc.*(b)	200	3,362
NeuStar, Inc., Class A*(b)	1,160	38,454
PayPal Holdings, Inc.*(a)	511	21,983
Total System Services, Inc.(a)	1,960	104,782
		170,953
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc., Class A*	355	70,766
Gerresheimer AG (Germany)(a)	547	43,322
PRA Health Sciences, Inc.*	779	50,814
QIAGEN NV*	2,168	62,807
		227,709
Machinery - 1.3%
Dover Corp.	815	65,485
Joy Global, Inc.(b)	2,700	76,275
Pentair plc (United Kingdom)	1,080	67,803
		209,563
Media - 2.0%
CBS Corp. (Non-Voting), Class B	930	64,505
ITV plc (United Kingdom)(a)	10,421	28,581
Liberty Global plc, Class C (United Kingdom)*(a)	476	16,679
Liberty Global plc LiLAC, Class C (United Kingdom)*(a)	65	1,497
Loral Space & Communications, Inc.*(b)	355	13,987
Sirius XM Canada Holdings, Inc. (Canada)(a)	850	3,522
Stroeer SE & Co. KGaA (Germany)(a)	1,863	103,705
Time Warner, Inc.(b)	855	83,542
Twenty-First Century Fox, Inc., Class B(b)	735	23,358
		339,376
Metals & Mining - 0.1%
Dominion Diamond Corp. (Canada)(b)	975	12,314
Stillwater Mining Co.*(b)	400	6,908
		19,222
Multiline Retail - 0.2%
Dollar Tree, Inc.*	495	38,838

Multi-Utilities - 0.9%
Avista Corp.	312	12,184
Black Hills Corp.	1,443	95,916
CMS Energy Corp.	238	10,648

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio(n) (Unaudited) (cont’d)

Investments	Shares	Value ($)
Sempra Energy	337	37,238
		155,986
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy, Inc.*(a)	910	43,016
Golar LNG Ltd. (Bermuda)	1,066	29,774
InterOil Corp. (Singapore)*(c)(d)	450	1,881
Kinder Morgan, Inc.	2,041	44,371
SemGroup Corp., Class A	496	17,856
Targa Resources Corp.(a)	819	49,058
TransCanada Corp. (Canada)	682	31,474
Williams Cos., Inc. (The)	492	14,558
		231,988
Pharmaceuticals - 1.4%
Akorn, Inc.*	1,668	40,165
Allergan plc	257	61,402
Bristol-Myers Squibb Co.	1,112	60,471
Dermira, Inc.*	1,168	39,841
Dr Reddy's Laboratories Ltd., ADR (India)(a)	302	12,125
Hikma Pharmaceuticals plc (Jordan)(a)	502	12,460
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	165	5,295
		231,759
Professional Services - 0.7%
CEB, Inc.	500	39,300
Dun & Bradstreet Corp. (The)	655	70,701
Intertrust NV (Netherlands)(a)(g)	25	479
		110,480
Road & Rail - 1.1%
CSX Corp.(a)	2,190	101,944
Norfolk Southern Corp.	650	72,781
		174,725
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom Ltd.(a)	309	67,659
Exar Corp.*	760	9,887
GigPeak, Inc.*	2,750	8,470
Lattice Semiconductor Corp.*(b)	1,050	7,266
Microchip Technology, Inc.(a)	1,385	102,185
NXP Semiconductors NV (Netherlands)*(b)	2,690	278,415
		473,882
Software - 0.7%
Mobileye NV*(b)	1,330	81,662
PTC, Inc.*	780	40,989
		122,651
Specialty Retail - 1.7%
AutoZone, Inc.*(a)	141	101,950
Cabela's, Inc.*(a)	975	51,782
CST Brands, Inc.(a)	1,165	56,025
Hennes & Mauritz AB, Class B (Sweden)(a)	1,186	30,310
Pets at Home Group plc (United Kingdom)(a)	466	1,066
Sports Direct International plc (United Kingdom)*(a)	10,966	42,344
		283,477
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	348	49,994
Hewlett Packard Enterprise Co.(b)	3,040	72,048
Nimble Storage, Inc.*(b)	2,700	33,750

Investments	Shares	Value ($)
Samsung Electronics Co. Ltd., GDR (South Korea)(a)	35	32,112
		187,904
Textiles, Apparel & Luxury Goods - 1.4%
Burberry Group plc (United Kingdom)(a)	112	2,419
Coach, Inc.(a)	725	29,964
Deckers Outdoor Corp.*	1,320	78,844
Michael Kors Holdings Ltd.*(a)	446	16,997
NIKE, Inc., Class B(a)	622	34,664
PVH Corp.(a)	640	66,221
		229,109
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.(b)	145	2,974
EverBank Financial Corp.	1,425	27,759
		30,733
Tobacco - 0.3%
Reynolds American, Inc.(b)	759	47,832

Trading Companies & Distributors - 0.5%
Brenntag AG (Germany)(a)	1,393	78,092

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	228	18,372

Water Utilities - 0.4%
American Water Works Co., Inc.	604	46,973
Aqua America, Inc.	459	14,757
		61,730
TOTAL COMMON STOCKS (Cost $7,349,700)		7,685,667

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 4.1%

Energy Equipment & Services - 0.1%
USA Compression Partners LP	1,203	20,319

Oil, Gas & Consumable Fuels - 4.0%
Antero Midstream Partners LP	1,220	40,455
Boardwalk Pipeline Partners LP	2,539	46,489
Enable Midstream Partners LP	891	14,871
Enbridge Energy Partners LP	1,199	22,781
Energy Transfer Equity LP(a)	1,892	37,329
Energy Transfer Partners LP	879	32,101
EnLink Midstream Partners LP	755	13,816
Enterprise Products Partners LP(a)	1,791	49,450
EQT Midstream Partners LP	235	18,071
MPLX LP	593	21,395
NGL Energy Partners LP	912	20,611
Noble Midstream Partners LP	160	8,333
NuStar GP Holdings LLC(a)	739	20,655
ONEOK Partners LP	392	21,164
PennTex Midstream Partners LP	879	15,154
Plains All American Pipeline LP(a)	1,413	44,665
Rice Midstream Partners LP(a)	904	22,799
Shell Midstream Partners LP	1,351	43,543
Summit Midstream Partners LP	1,370	32,880
Valero Energy Partners LP	518	24,817
Western Gas Equity Partners LP	868	40,015
Western Gas Partners LP	340	20,553

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio(n) (Unaudited) (cont’d)

Investments	Shares	Value ($)
Western Refining Logistics LP	1,713	43,596
Williams Partners LP	471	19,231
		674,774
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $628,403)		695,093
Investments	Principal Amount ($)	Value ($)

LOAN ASSIGNMENTS - 1.5%(h)

Energy Equipment & Services - 0.1%
CGG Holding US, Inc., Term Loan (France)
6.65%, 5/15/2019	12,620	12,077

Food Products - 0.0%(f)
Del Monte Foods, Inc., 1st Lien Term Loan
4.31%, 2/18/2021	5,985	4,912

Health Care Providers & Services - 0.3%
FHC Health Systems, Inc., Term Loan
5.00%, 9/30/2021	8,768	8,220
Quorum Health Corp., Term Loan
6.79%, 4/29/2022	27,531	26,848
		35,068
Hotels, Restaurants & Leisure - 0.0%(f)
Travel Leaders Group LLC, Term Loan B
6.23%, 1/19/2024	3,000	3,036

IT Services - 0.0%(f)
NeuStar, Inc., 2nd Lien Term Loan
12/31/2100	3,000	3,026

Machinery - 0.0%(f)
Crosby US Acquisition Corp., 1st Lien Term Loan
4.05%, 11/23/2020	1,990	1,832

Marine - 0.1%
Navios Maritime Partners LP, Term Loan B
6.13%, 9/3/2020	12,000	11,858

Media - 0.2%
Global Eagle Entertainment, Inc., Term Loan
7.00%, 12/31/2100	30,000	27,994

Personal Products - 0.1%
Herbalife International, Inc., Term Loan
6.48%, 2/15/2023	12,000	11,995

Professional Services - 0.3%
Emerald 2 Ltd., Term Loan B1
5.15%, 5/14/2021	50,000	46,750

Semiconductors & Semiconductor Equipment - 0.4%
SunEdison, Inc., 1st Lien Term Loan B
11.75%, 4/21/2017	25,827	25,892
SunEdison, Inc., 2nd Lien Term Loan A1
12.50%, 7/2/2018	8,000	2,220
SunEdison, Inc., 2nd Lien Term Loan A2
12.75%, 7/2/2018(i)	17,000	4,717
Investments	Principal Amount ($)	Value ($)
SunEdison, Inc., Initial Tranche Term Loan A
11.75%, 4/21/2017	27,609	27,678
		60,507
Software - 0.0%(f)
Greeneden US Holdings II LLC, Term Loan B
5.02%, 12/1/2023	1,983	1,996
SunGard Public Sector, Inc., 1st Lien Term Loan
5.40%, 2/1/2024	5,000	5,044
		7,040
TOTAL LOAN ASSIGNMENTS (Cost $242,007)		226,095

Investments	No. of Rights	Value ($)
RIGHTS - 0.2%

Biotechnology - 0.0%(f)
Chelsea Therapeutics, Inc. (H Lundbeck A/S) (Denmark)*(c)(d)	500	55
Dyax Corp.*(d)	500	625
Tobira Therapeutics, Inc.*(c)(d)	225	3,091
		3,771
Food & Staples Retailing - 0.0%(f)
Safeway, Inc. (Casa Ley)*(d)	1,000	250
Safeway, Inc. (Property Development Centers)*(d)	1,000	20
		270
Health Care Providers & Services - 0.0%(f)
Community Health Systems, Inc.*(b)	204	2

Media - 0.0%(f)
Media General, Inc.*(c)(d)	2,550	4,080

Semiconductors & Semiconductor Equipment - 0.2%
SunEdison, Inc., 2nd Lien DIP Roll Up Rights, expiring 4/22/2017*(c)	45,893	28,913

TOTAL RIGHTS (Cost $16,433)		37,036
Investments	Principal Amount ($)	Value ($)

CONVERTIBLE BONDS - 0.2%

Diversified Consumer Services - 0.1%
Ascent Capital Group, Inc.
4.00%, 7/15/2020	24,000	18,240

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio(n) (Unaudited) (cont’d)

Investments	Principal Amount ($)	Value ($)
Semiconductors & Semiconductor Equipment - 0.1%
SunEdison, Inc.
5.00%, 7/2/2018(c)(g)(i)	30,000	7,800

TOTAL CONVERTIBLE BONDS (Cost $31,088)		26,040
Investments	No. of Contracts	Value ($)

OPTIONS PURCHASED - 0.1%

Call Options - 0.0%(f)
Energy Equipment & Services - 0.0%(f)
Fairmount Santrol Holdings, Inc.
6/16/2017 @ 7.50	16	1,360
Seadrill Partners LLC
6/16/2017 @ 5.00	6	75
TOTAL CALL OPTIONS		1,435
Put Options - 0.1%
Exchange Traded Funds - 0.1%
iShares Russell 2000 Index
6/30/2017 @ 130.00	19	3,791
Russell 2000 Index
6/30/2017 @ 1,350.00	1	3,125
S&P 500 Index
6/15/2018 @ 2,150.00	1	8,585
SPDR S&P 500 Fund Trust
9/15/2017 @ 215.00	13	3,861
		19,362
Textiles, Apparel & Luxury Goods - 0.0%(f)
PVH Corp.
4/21/2017 @ 90.00	6	60

TOTAL PUT OPTIONS		19,422
TOTAL OPTIONS PURCHASED (Cost $28,774)		20,857
Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 0.1%

Chemicals - 0.0%(f)
Momentive Performance Materials, Inc. Escrow
10.00%, 10/15/2020(c)(d)(i)	3,000	–(j)

Media - 0.1%
LBI Media, Inc.
10.00%, 4/15/2019(g)	11,000	10,918

Investments	Principal Amount ($)	Value ($)
Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc. Escrow
10.00%, 6/1/2020(c)(d)(i)	18,000	—

TOTAL CORPORATE BONDS (Cost $10,922)		10,918

Investments	No. of Warrants	Value ($)

WARRANTS - 0.0%(f)

Biotechnology - 0.0%
Novelion Therapeutics, Inc. (Canada)*(c)(d)	11,740	—
Hotels, Restaurants & Leisure - 0.0%(f)
Playa Hotels & Resorts NV, expiring 3/10/2022*	6,200	4,743

TOTAL WARRANTS (Cost $–)		4,743

Investments	Shares	Value ($)

SHORT-TERM INVESTMENTS - 39.1%

INVESTMENT COMPANIES - 39.1%
AQR Managed Futures Strategy HV Fund Institutional Class(a)	58,018	532,601
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 0.55%(a)(k)	5,940,837	5,940,837
TOTAL INVESTMENT COMPANIES (Cost $6,560,911)		6,473,438

TOTAL LONG POSITIONS (Cost $14,868,238)(z)		15,179,887

Investments	Shares	Value ($)

SHORT POSITIONS - (17.6)%(l)

COMMON STOCKS - (15.3)%

Aerospace & Defense - (0.2)%
Rockwell Collins, Inc.	(72)	(6,996)
Triumph Group, Inc.	(895)	(23,046)
		(30,042)
Airlines - (0.2)%
Deutsche Lufthansa AG (Germany)	(1,650)	(26,755)

Auto Components - (0.3)%
Autoliv, Inc. (Sweden)	(368)	(37,632)
BorgWarner, Inc.	(460)	(19,223)
		(56,855)
Banks - (0.7)%
Canadian Imperial Bank of Commerce (Canada)	(479)	(41,295)
Canadian Western Bank (Canada)	(550)	(12,172)
Columbia Banking System, Inc.	(753)	(29,359)

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio(n) (Unaudited) (cont’d)

Investments	Shares	Value ($)
First Interstate BancSystem, Inc., Class A	(149)	(5,908)
National Bank of Canada (Canada)	(320)	(13,437)
Pacific Premier Bancorp, Inc.*	(217)	(8,365)
		(110,536)
Beverages - (0.2)%
Brown-Forman Corp., Class B	(687)	(31,726)

Biotechnology - (0.2)%
AbbVie, Inc.	(230)	(14,987)
Amgen, Inc.	(156)	(25,595)
		(40,582)
Capital Markets - (0.5)%
TD Ameritrade Holding Corp.	(2,000)	(77,720)

Chemicals - (0.5)%
International Flavors & Fragrances, Inc.	(165)	(21,868)
Praxair, Inc.	(275)	(32,615)
Scotts Miracle-Gro Co. (The)	(280)	(26,149)
		(80,632)
Diversified Consumer Services - (0.3)%
ServiceMaster Global Holdings, Inc.*	(1,045)	(43,629)

Diversified Telecommunication Services – (0.0)%(f)
CenturyLink, Inc.	(150)	(3,535)

Electric Utilities - (1.2)%
American Electric Power Co., Inc.	(695)	(46,655)
Duke Energy Corp.	(784)	(64,296)
Eversource Energy	(365)	(21,455)
Hawaiian Electric Industries, Inc.	(380)	(12,658)
Southern Co. (The)	(1,041)	(51,821)
Xcel Energy, Inc.	(109)	(4,845)
		(201,730)
Electrical Equipment - (0.4)%
Acuity Brands, Inc.	(65)	(13,260)
Emerson Electric Co.	(440)	(26,338)
Regal Beloit Corp.	(440)	(33,286)
		(72,884)
Electronic Equipment, Instruments & Components - (0.2)%
Avnet, Inc.	(865)	(39,582)

Energy Equipment & Services - (0.1)%
Patterson-UTI Energy, Inc.	(531)	(12,887)

Equity Real Estate Investment Trusts (REITs) - (0.4)%
DCT Industrial Trust, Inc.	(535)	(25,744)
Park Hotels & Resorts, Inc.	(1,290)	(33,114)
		(58,858)
Food & Staples Retailing - (0.3)%
CVS Health Corp.	(343)	(26,925)
Walgreens Boots Alliance, Inc.	(333)	(27,656)
		(54,581)
Food Products - (0.3)%
B&G Foods, Inc.	(470)	(18,917)
Hormel Foods Corp.	(895)	(30,994)
		(49,911)
Health Care Equipment & Supplies - (1.2)%
Abbott Laboratories	(474)	(21,050)
Investments	Shares	Value ($)
ABIOMED, Inc.*	(225)	(28,170)
Baxter International, Inc.	(402)	(20,848)
Becton Dickinson and Co.	(121)	(22,196)
Danaher Corp.	(258)	(22,067)
DENTSPLY SIRONA, Inc.	(316)	(19,731)
LivaNova plc*	(560)	(27,446)
Medtronic plc	(255)	(20,543)
Stryker Corp.	(150)	(19,747)
		(201,798)
Health Care Providers & Services - (0.9)%
AmerisourceBergen Corp.	(250)	(22,125)
Cardinal Health, Inc.	(337)	(27,482)
Express Scripts Holding Co.*	(413)	(27,221)
McKesson Corp.	(185)	(27,428)
Patterson Cos., Inc.	(560)	(25,329)
UnitedHealth Group, Inc.	(158)	(25,914)
		(155,499)
Hotels, Restaurants & Leisure - (0.1)%
Darden Restaurants, Inc.	(185)	(15,479)
Eldorado Resorts, Inc.*	(150)	(2,839)
		(18,318)
Household Durables - (0.7)%
Leggett & Platt, Inc.	(670)	(33,714)
Lennar Corp., Class A	(680)	(34,809)
Whirlpool Corp.	(260)	(44,546)
		(113,069)
Household Products - (0.1)%
Church & Dwight Co., Inc.	(480)	(23,938)

Independent Power and Renewable Electricity Producers – (0.0)%(f)
TerraForm Power, Inc., Class A*	(500)	(6,185)

Industrial Conglomerates - (0.1)%
Carlisle Cos., Inc.	(120)	(12,769)

Insurance - (0.3)%
Axis Capital Holdings Ltd.	(400)	(26,812)
Everest Re Group Ltd.	(115)	(26,888)
		(53,700)
Internet Software & Services - (0.3)%
Alibaba Group Holding Ltd., ADR (China)*	(445)	(47,984)

IT Services - (0.1)%
Gartner, Inc.*	(105)	(11,339)

Leisure Products - (0.1)%
Hasbro, Inc.	(155)	(15,472)

Life Sciences Tools & Services - (0.6)%
Bruker Corp.	(1,370)	(31,962)
Illumina, Inc.*	(114)	(19,453)
Quintiles IMS Holdings, Inc.*	(336)	(27,058)
Thermo Fisher Scientific, Inc.	(144)	(22,119)
		(100,592)
Machinery - (0.1)%
Flowserve Corp.	(265)	(12,831)

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio(n) (Unaudited) (cont’d)

Investments	Shares	Value ($)
Media - (0.1)%
Twenty-First Century Fox, Inc., Class A	(735)	(23,807)

Multi-Utilities - (0.7)%
Consolidated Edison, Inc.	(1,250)	(97,075)
Dominion Resources, Inc.	(210)	(16,290)
Public Service Enterprise Group, Inc.	(155)	(6,874)
		(120,239)
Oil, Gas & Consumable Fuels - (0.1)%
Tallgrass Energy GP LP	(463)	(13,316)

Pharmaceuticals - (1.7)%
Allergan plc	(105)	(25,087)
Eli Lilly & Co.	(201)	(16,906)
Johnson & Johnson	(176)	(21,921)
Merck & Co., Inc.	(344)	(21,858)
Mylan NV*	(660)	(25,733)
Novartis AG, ADR (Switzerland)	(287)	(21,316)
Novo Nordisk A/S, ADR (Denmark)	(603)	(20,671)
Pfizer, Inc.	(725)	(24,802)
Roche Holding AG (Switzerland)	(165)	(42,137)
Sanofi, ADR (France)	(593)	(26,833)
UCB SA (Belgium)	(217)	(16,832)
Valeant Pharmaceuticals International, Inc.*	(1,779)	(19,622)
		(283,718)
Professional Services - (0.1)%
WageWorks, Inc.*	(180)	(13,014)

Road & Rail - (0.4)%
Knight Transportation, Inc.	(1,045)	(32,761)
Ryder System, Inc.	(345)	(26,027)
		(58,788)
Semiconductors & Semiconductor Equipment - (0.4)%
Advanced Energy Industries, Inc.*	(380)	(26,053)
Intel Corp.	(1,085)	(39,136)
		(65,189)
Software - (0.2)%
Workday, Inc., Class A*	(390)	(32,479)

Specialty Retail - (0.4)%
Francesca's Holdings Corp.*	(775)	(11,896)
Tractor Supply Co.	(370)	(25,519)
Ulta Beauty, Inc.*	(90)	(25,671)
		(63,086)
Textiles, Apparel & Luxury Goods - (0.1)%
VF Corp.	(250)	(13,743)

Thrifts & Mortgage Finance - (0.2)%
Genworth MI Canada, Inc. (Canada)	(260)	(7,189)
Home Capital Group, Inc. (Canada)	(1,064)	(20,826)
		(28,015)
Trading Companies & Distributors - (0.3)%
GATX Corp.	(425)	(25,908)
WW Grainger, Inc.	(80)	(18,621)
		(44,529)
TOTAL COMMON STOCKS (Proceeds $(2,456,017))		(2,525,862)
Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - (1.1)%

Alerian MLP Fund	(6,902)	(87,724)
Energy Select Sector SPDR Fund	(369)	(25,793)
Utilities Select Sector SPDR Fund	(1,268)	(65,061)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(168,599))		(178,578)
Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - (0.8)%

Gas Utilities – (0.0)%(f)
Ferrellgas Partners LP	(917)	(5,502)

Oil, Gas & Consumable Fuels - (0.8)%
Crestwood Equity Partners LP	(62)	(1,627)
DCP Midstream LP	(440)	(17,261)
Golar LNG Partners LP (United Kingdom)	(391)	(8,735)
Holly Energy Partners LP	(331)	(11,820)
Magellan Midstream Partners LP	(372)	(28,611)
Phillips 66 Partners LP	(334)	(17,151)
Spectra Energy Partners LP	(595)	(25,978)
TC PipeLines LP	(342)	(20,404)
		(131,587)
TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(141,391))		(137,089)
Investments	Shares	Value ($)

EXCHANGE TRADED NOTE - (0.2)%

JPMorgan Alerian MLP Index ETN (Proceeds $(35,073))	(1,200)	(38,760)

Investments	Principal Amount ($)	Value ($)

CORPORATE BOND - (0.2)%

Food Products - (0.2)%
Flowers Foods, Inc.
4.38%, 4/1/2022 (Proceeds $(27,346))	(26,000)	(27,636)

TOTAL SHORT POSITIONS (Proceeds $(2,828,426))		(2,907,925)

Total Investments - 74.2% (Cost $12,039,812)		12,271,962
Other Assets Less Liabilities - 25.8%(m)		4,276,365
Net assets - 100.0%		16,548,327

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio(n) (Unaudited) (cont’d)

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for futures, swaps, options written, and/or forward foreign currency contracts with a total value of $8,327,555.
(b)	All or a portion of this security is pledged with the custodian for securities sold short and/or options written.
(c)
Security fair valued as of March 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2017 amounted to $45,820, which represents 0.3% of net assets of the Fund.

(d)	Illiquid security.
(e)	Issuer filed for bankruptcy.
(f)	Represents less than 0.05% of net assets.
(g)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At March 31, 2017, these securities amounted to $19,197 of long positions or 0.1% of net assets for the Fund. Securities denoted with “(g)” but without “(d)” have been deemed by the investment manager to be liquid.

(h)	Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2017 and changes periodically.
(i)	Defaulted security.
(j)	Amount less than one dollar.
(k)	Represents 7-day effective yield as of March 31, 2017.
(l)	At March 31, 2017 the Fund had $2,992,102 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(m)	Includes the impact of the Fund’s open positions in derivatives at March 31, 2017.
(n)
Subsequent to the period ended March 31, 2017, effective May 1, 2017, Absolute Return Multi-Manager Portfolio changed its name to the U.S. Equity Index PutWrite Strategy Portfolio and changed its goal, fees, principal investment strategies, and portfolio managers.

Abbreviations
ADR	American Depositary Receipt
DIP	Debtor-in-Possession
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SPDR	Standard & Poor's Depositary Receipt

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)
(cont’d)

Derivative Instruments

Futures contracts (“futures”)

At March 31, 2017, open positions in futures for the Fund were as follows:
Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
6/16/2017	2 S&P 500 Emini Index	Short	$1,245
6/16/2017	9 The EURO STOXX 50 Index	Short	(10,110)

Total futures			$(8,865)

At March 31, 2017, the notional value of futures for the Fund was $(555,992) for short positions. The Fund had $34,327 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts (“forward contracts”)
            At March 31, 2017, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
20,000	Canadian Dollar	$14,921	JPMorgan Chase Bank, NA	6/15/2017	$133
6,941	Canadian Dollar	5,211	JPMorgan Chase Bank, NA	6/30/2017	15
	Total forward contracts to receive				$148

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
9,338	Canadian Dollar	$6,992	JPMorgan Chase Bank, NA	6/30/2017	$(39)
3,128	Canadian Dollar	2,323	JPMorgan Chase Bank, NA	6/30/2017	(32)
2,467	Canadian Dollar	1,831	JPMorgan Chase Bank, NA	6/30/2017	(26)
254,337	Euro	269,004	JPMorgan Chase Bank, NA	4/21/2017	(2,527)
6,248	Euro	6,748	JPMorgan Chase Bank, NA	6/30/2017	54
760,819	Hong Kong Dollar	98,012	JPMorgan Chase Bank, NA	4/21/2017	72
194,710	Mexican Peso	9,814	JPMorgan Chase Bank, NA	4/21/2017	(558)
116,495	Pound Sterling	141,785	JPMorgan Chase Bank, NA	4/21/2017	(4,229)
353,137	Swedish Krona	39,082	JPMorgan Chase Bank, NA	4/21/2017	(359)
69,600	Swedish Krona	7,869	JPMorgan Chase Bank, NA	6/30/2017	68
9,950	Swiss Franc	9,834	JPMorgan Chase Bank, NA	4/21/2017	(109)
20,000	Swiss Franc	20,192	JPMorgan Chase Bank, NA	4/21/2017	206
60,000	Swiss Franc	59,458	JPMorgan Chase Bank, NA	6/15/2017	(707)
5,000	Turkish Lira	1,317	JPMorgan Chase Bank, NA	4/21/2017	(52)

	Total forward contracts to deliver				$(8,238)

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)
(cont’d)

Equity swap contracts (“equity swaps”)
             At March 31, 2017, the outstanding equity swaps* for the Fund were as follows:

Counterparty	Description	Expiration Date(s)	Value

JPMorgan Chase Bank, NA	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	9/11/2017- 3/29/2018	$1,249
* The following table represents the individual long and short positions and related values of the equity swaps with JPMorgan Chase Bank, NA as of March 31, 2017.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)

Long Positions

Australia
Cover-More Group Ltd.	3,865	$5,559	$185

China
Intime Retail Group Co. Ltd.	11,350	14,089	165

France
Zodiac Aerospace	577	17,370	(2,935)

Germany
STADA Arzneimittel AG	70	4,251	35

Italy
Buzzi Unicem SpA	1,300	13,593	5,199

Netherlands
Delta Lloyd NV	5,350	30,370	118

Switzerland
Actelion Ltd.	430	117,640	3,721

United Kingdom
Booker Group plc	8,950	22,572	(661)
Punch Taverns plc	1,950	4,287	(12)
Sky plc	6,730	83,572	(1,275)
			(1,948)
United States
Reynolds American, Inc.	500	28,224	3,285
Safeway, Inc.	3,007	0(b)	752(c)
Safeway, Inc.	3,007	0(b)	60(c)
			4,097

Total Long Positions of Equity Swaps			8,637

Short Positions

Canada
Fairfax Financial Holdings Ltd.	(38)	(17,840)	546

Italy
Buzzi Unicem SpA	(702)	(13,567)	(4,406)
See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)
(cont’d)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)
United Kingdom
British American Tobacco plc	(663)	$(40,236)	$(3,790)
Henderson Group plc	(4,837)	(13,388)	(738)
Tesco plc	(7,707)	(18,389)	467
			(4,061)

Total Short Positions of Equity Swaps			(7,921)
Total Long and Short Positions of Equity Swaps			716

Financing Costs and Other Receivables/(Payables)			533

Equity Swaps, at value - JPMorgan Chase Bank, NA			$1,249

Counterparty	Description	Expiration Date(s)	Value
Morgan Stanley Capital Services LLC	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	9/15/2017- 12/12/2017	$49,946
* The following table represents the individual long and short positions and related values of the equity swaps with Morgan Stanley Capital Services LLC as of March 31, 2017.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)

Long Positions

Brazil
Hypermarcas SA	1,381	$9,216	$3,577

France
Amundi SA	192	(3)	528
Amundi SA	192	8,913	2,416
BNP Paribas SA	551	29,252	7,445
Danone SA	1,127	75,222	1,435
Iliad SA	220	49,248	(44)
JCDecaux SA	187	6,865	(283)
Publicis Groupe SA	479	31,148	2,327
Remy Cointreau SA	305	22,209	7,650
Societe Generale SA	438	16,991	5,227
			26,701
Ireland
Ryanair Holdings plc	3,959	57,907	3,439

Jordan
Hikma Pharmaceuticals plc	725	20,606	(2,612)

Luxembourg
Eurofins Scientific SE	58	20,907	4,328

South Africa
Aspen Pharmacare Holdings Ltd.	535	10,728	227

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)
(cont’d)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)
South Korea
NAVER Corp.	21	$12,313	$3,742

Switzerland
LafargeHolcim Ltd.	923	41,836	12,716
Nestle SA	1,078	73,176	9,532
Syngenta AG	138	53,829	7,080
			29,328
Turkey
Migros Ticaret A/S	1,200	7,213	104

United Kingdom
Admiral Group plc	395	9,318	525
Barclays plc	5,547	13,080	2,564
Burberry Group plc	163	2,571	950
Croda International plc	476	19,125	2,130
ITV plc	16,262	38,131	6,469
Pets at Home Group plc	466	1,663	(597)
RSA Insurance Group plc	2,433	14,453	3,425
Smith & Nephew plc	3,829	57,207	1,129
Smiths Group plc	370	5,207	2,299
Sports Direct International plc	15,259	61,847	(2,925)
			15,969

Total Long Positions of Equity Swaps			84,803

Short Positions

France
Air France-KLM	(2,096)	(14,766)	(1,106)
Electricite de France SA	(837)	(9,662)	2,615
Kering	(97)	(16,351)	(8,738)
Lagardere SCA	(872)	(23,585)	(2,099)
LVMH Moet Hennessy Louis Vuitton SE	(402)	(73,133)	(15,146)
Orange SA	(1,761)	(28,545)	1,183
			(23,291)
Germany
adidas AG	(200)	(33,575)	(4,468)
Deutsche Lufthansa AG	(1,128)	(15,693)	(2,598)
Deutsche Telekom AG	(1,660)	(28,159)	(927)
			(7,993)
Italy
Eni SpA	(1,558)	(23,114)	(2,399)

Netherlands
Koninklijke Ahold Delhaize NV	(1,553)	(34,310)	1,076

Spain
Industria de Diseno Textil SA	(1,178)	(38,760)	(2,760)

Switzerland
Givaudan SA	(15)	(27,945)	929
Roche Holding AG	(44)	(11,581)	345
			1,274
United Kingdom
Bunzl plc	(1,162)	(28,472)	(5,305)
GlaxoSmithKline plc	(932)	(16,542)	(2,836)
Marks & Spencer Group plc	(20,837)	(103,570)	15,591
Unilever NV	(755)	(37,431)	(78)
WPP plc	(1,493)	(29,675)	(3,098)
			4,274
See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)
(cont’d)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)
United States
Merck & Co., Inc.	(188)	$(10,238)	$(1,708)
Pfizer, Inc.	(324)	(10,495)	(588)
			(2,296)

Total Short Positions of Equity Swaps			(32,115)
Total Long and Short Positions of Equity Swaps			52,688

Financing Costs and Other Receivables/(Payables)			(2,742)

Equity Swaps, at value - Morgan Stanley Capital Services LLC			$49,946

Total Equity Swaps, at value			$51,195

(a)	Notional value represents the value (including any fees or commissions) of the long and short positions when they were established.
(b)	Amount less than one dollar.
(c)	Illiquid security.

At March 31, 2017, the Fund had cash collateral of $270,000 deposited in a segregated account for Morgan Stanley Capital Services LLC, to cover collateral requirements on OTC derivatives.

Written option contracts (“options written”)
At March 31, 2017, the Fund had outstanding options written as follows:
Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Time Warner, Inc., Call	1	$95	4/21/2017	$(308)

Total options written (Premium received $ 340)				$(308)

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)
(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2017:

Asset Valuation Inputs
	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Capital Markets	$91,321	$—	$—(b)	$91,321
Oil, Gas & Consumable Fuels	230,107	—	1,881	231,988
Other Common Stocks(a)	7,362,358	—	—	7,362,358
Total Common Stocks	7,683,786	—	1,881	7,685,667
Master Limited Partnerships(a)	695,093	—	—	695,093
Loan Assignments
Professional Services	—	—	46,750	46,750
Other Loan Assignments(a)	—	179,345	—	179,345
Total Loan Assignments	—	179,345	46,750	226,095
Rights
Biotechnology	—	—	3,771	3,771
Food & Staples Retailing	—	—	270	270
Health Care Providers & Services	2	—	—	2
Media	—	—	4,080	4,080
Semiconductors & Semiconductor Equipment	—	—	28,913	28,913
Total Rights	2	—	37,034	37,036
Convertible Bonds
Diversified Consumer Services	—	18,240	—	18,240
Semiconductors & Semiconductor Equipment	—	—	7,800	7,800
Total Convertible Bonds	—	18,240	7,800	26,040
Options Purchased(a)	20,857	—	—	20,857
Corporate Bonds
Chemicals	—	—	—(b)	—(b)
Oil, Gas & Consumable Fuels	—	—	—(b)	—(b)
Other Corporate Bonds(a)	—	10,918	—	10,918
Total Corporate Bonds	—	10,918	—(b)	10,918
Warrants
Biotechnology	—	—	—(b)	—(b)
Other Warrants(a)	4,743	—	—	4,743
Total Warrants	4,743	—	—(b)	4,743
Short-Term Investments	—	6,473,438	—	6,473,438
Total Long Positions	$8,404,481	$6,681,941	$93,465	$15,179,887

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.
(b) Amount less than one dollar.

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)
(cont’d)

* The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
	Beginning balance as of 1/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2017
Investments in Securities:
Common Stocks(a)
Capital Markets	$—(c)	$—	$—	$—	$—	$—	$—	$—(c)	$—
Oil, Gas & Consumable Fuels	—	—	187	1,694	—	—	—	1,881	187
Loan Assignments(b)
Auto Components	14,070	(2)	(208)	—	(13,860)	—	—	—	—
Household Products	6,060	1	(15)	—	(6,046)	—	—	—	—
Independent Power & Renewable Electricity Producers	13,486	(420)	(2,388)	37,045	(47,723)	—	—	—	—
IT Services	17,085	—	(260)	—	(16,825)	—	—	—	—
Professional Services	15,593	103	(3,011)	49,500	(15,435)	—	—	46,750	(2,924)
Semiconductors & Semiconductor Equipment	27,720	10	(811)	—	(26,919)	—	—	—	—
Rights
Biotechnology(a)	3,771	—	—	—	—	—	—	3,771	—
Energy Equipment & Services(a)	733	—	—	—	(733)	—	—	—	—
Food & Staples Retailing(b)	270	—	—	—	—	—	—	270	—
Media(a)	—	—	3,289	791	—	—	—	4,080	3,289
Semiconductors & Semiconductor Equipment(a)	15,702	—	7,531	5,680	—	—	—	28,913	7,531
Convertible Bonds(a)
Semiconductors & Semiconductor Equipment	11,400	—	(3,600)	—	—	—	—	7,800	(3,600)
Options Purchased
Industrial Conglomerates	15	—	(15)	—	—	—	—	—	—
Corporate Bonds
Chemicals(a)	—(c)	—	—	—	—	—	—	—(c)	—
Insurance	2,217	1	172	—	(2,390)	—	—	—	—
Oil, Gas & Consumable Fuels(a)	—(c)	—	—	—	—	—	—	—(c)	—
Warrants(a)
Biotechnology	—(c)	—	—	—	—	—	—	—(c)	—
Total	$128,122	$(307)	$871	$94,710	$(129,931)	$—	$—	$93,465	$4,483

(a) As of the period ended March 31, 2017, these investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b) As of the period ended March 31, 2017, these securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(c) Amount less than one dollar.
See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)
(cont’d)

As of the period ended March 31, 2017, certain securities were transferred from one level (as of December 31, 2016) to another. Based on beginning of period market values as of January 1, 2017, $82,267 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of March 31, 2017. These securities had been categorized as Level 2 as of December 31, 2016 due to adjusted prices provided by Interactive Data Pricing and Reference Data LLC, in accordance with the description of the valuation methods of foreign equity securities in the Notes to Schedule of Investments.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's short investments as of March 31, 2017:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	(2,525,862)	—	—	(2,525,862)
Exchange Traded Funds Sold Short	(178,578)	—	—	(178,578)
Master Limited Partnerships Sold Short(a)	(137,089)	—	—	(137,089)
Exchange Traded Notes Sold Short	(38,760)	—	—	(38,760)
Corporate Bonds Sold Short(a)	—	(27,636)	—	(27,636)
Total Short Positions	$(2,880,289)	$(27,636)	$—	$(2,907,925)

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of March 31, 2017:

Other Financial Instruments
	Level 1	Level 2	Level 3*	Total
Forward contracts(a)
Assets	$—	$548	$—	$548
Liabilities	—	(8,638)	—	(8,638)
Futures(a)
Assets	1,245	—	—	1,245
Liabilities	(10,110)	—	—	(10,110)
Swaps(a)
Assets	—	127,257	812	128,069
Liabilities	—	(76,874)	—	(76,874)
Options written
Liabilities	(308)	—	—	(308)
Total	$(9,173)	$42,293	$812	$33,932

(a) Forward contracts, futures and swaps are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)
(cont’d)

*    The following is a reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:
	Beginning balance as of 1/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2017
Investments in Securities:
Equity swaps(a)
United States	$812	$—	$—	$—	$—	$—	$—	$812	$—
Total	$812	$—	$—	$—	$—	$—	$—	$812	$—

(a) These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Schedule of Investments

March 31, 2017
Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, exchange-traded funds, exchange-traded notes, exchange-traded options purchased and options written, master limited partnerships, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

       The value of the Fund’s investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions (generally Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (cont’d)

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate (“LIBOR”) or Federal Funds floating rate (generally Level 2 inputs or Level 3 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (cont’d)

(z)At March 31, 2017 the cost of investments for U.S. federal income tax basis was $14,868,238. Gross unrealized appreciation of investments was $592,123 and gross unrealized depreciation of investments was $280,474, resulting in net unrealized appreciation of $311,649 based on cost for U.S. federal income tax purposes.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Schedule of Investments Guardian Portfolio
(Unaudited) March 31, 2017

NUMBER OF SHARES		VALUE†

Common Stocks 99.4%

Aerospace & Defense 4.2%
7,960	General Dynamics Corp.	$1,490,112
6,650	Raytheon Co.	1,014,125
		2,504,237
Airlines 1.9%
24,685	Delta Air Lines, Inc.	1,134,523

Banks 4.8%
17,135	JPMorgan Chase & Co.	1,505,138
26,410	U.S. Bancorp	1,360,115
		2,865,253
Beverages 1.8%
9,440	PepsiCo, Inc.	1,055,958

Biotechnology 3.2%
8,750	Celgene Corp.	1,088,763	*
11,785	Gilead Sciences, Inc.	800,437
		1,889,200
Capital Markets 5.3%
2,035	BlackRock, Inc.	780,443
38,720	Brookfield Asset Management, Inc. Class A	1,411,731
8,200	CME Group, Inc.	974,160
		3,166,334
Chemicals 2.8%
11,490	Ashland Global Holdings, Inc.	1,422,577
2,400	PPG Industries, Inc.	252,192
		1,674,769
Commercial Services & Supplies 0.8%
5,850	Stericycle, Inc.	484,907	*

Electric Utilities 2.9%
44,290	Brookfield Infrastructure Partners LP	1,712,694

Electronic Equipment, Instruments & Components 2.3%
23,400	CDW Corp.	1,350,414

Energy Equipment & Services 1.5%
11,400	Schlumberger Ltd.	890,340

Equity Real Estate Investment Trust 2.6%
8,140	SBA Communications Corp.	979,812	*
16,300	Weyerhaeuser Co.	553,874
		1,533,686
Food & Staples Retailing 7.8%
5,750	Costco Wholesale Corp.	964,217
15,860	CVS Health Corp.	1,245,010
14,500	Kroger Co.	427,605
65,800	Whole Foods Market, Inc.	1,955,576
		4,592,408
Food Products 1.9%
27,975	Conagra Brands, Inc.	1,128,512

Health Care Equipment & Supplies 2.9%
27,505	Dentsply Sirona, Inc.	1,717,412

Health Care Providers & Services 4.8%
24,600	DaVita, Inc.	1,672,062	*
7,120	UnitedHealth Group, Inc.	1,167,751
		2,839,813
Hotels, Restaurants & Leisure 2.6%
7,150	McDonald's Corp.	926,712
10,700	Starbucks Corp.	624,773
		1,551,485
Industrial Conglomerates 1.5%
4,600	3M Co.	880,118

Internet & Catalog Retail 5.9%
1,470	Amazon.com, Inc.	1,303,214	*
12,009	Expedia, Inc.	1,515,176
390	Priceline Group, Inc.	694,188	*
		3,512,578
Internet Software & Services 7.2%
2,385	Alphabet, Inc. Class A	2,022,003	*
44,595	eBay, Inc.	1,497,054	*
5,400	Facebook, Inc. Class A	767,070	*
		4,286,127
IT Services 2.3%
15,530	Visa, Inc. Class A	1,380,151

Machinery 1.7%
27,130	Allison Transmission Holdings, Inc.	978,308

Multi-Utilities 1.4%
13,595	WEC Energy Group, Inc.	824,265

Oil, Gas & Consumable Fuels 5.2%
20,605	Cabot Oil & Gas Corp.	492,666
43,000	Enbridge, Inc.	1,799,120
34,900	Kinder Morgan, Inc.	758,726
		3,050,512
Pharmaceuticals 0.7%
7,500	Bristol-Myers Squibb Co.	407,850

Professional Services 2.8%
39,000	IHS Markit Ltd.	1,636,050	*

Road & Rail 1.8%
8,895	CSX Corp.	414,062
6,000	Norfolk Southern Corp.	671,820
		1,085,882
Software 4.8%
27,840	Microsoft Corp.	1,833,542
11,900	salesforce.com, inc.	981,631	*
		2,815,173
Specialty Retail 5.4%
10,000	Home Depot, Inc.	1,468,300
10,200	TJX Cos., Inc.	806,616
12,985	Tractor Supply Co.	895,575
		3,170,491
Technology Hardware, Storage & Peripherals 3.0%
12,475	Apple, Inc.	1,792,158

Textiles, Apparel & Luxury Goods 1.6%
9,400	PVH Corp.	972,618

Total Common Stocks (Cost $50,324,602)		58,884,226

Preferred Stock 0.8%

Health Care 0.8%
54,100	Moderna Therapeutics Ser. F (Cost $474,998)	474,998	(a)(b)

Total Investments 100.2% (Cost $50,799,600)		59,359,224	##

Other Assets Less Liabilities (0.2)%		(123,433)

Net Assets 100.0%		$59,235,791

*	Non-income producing security.

(a)	Security fair valued as of March 31, 2017 in accordance with procedures approved by the Fund’s Board of Trustees. Total value of all such securities at March 31, 2017, amounted to $474,998, which represents 0.8% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Guardian Portfolio
(Unaudited) (cont’d)

(b)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At March 31, 2017, this security amounted to $474,998, which represents 0.8% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 3/31/2017	Fair Value Percentage of Net Assets as of 3/31/2017
Moderna Therapeutics (Ser. F Preferred Shares)	8/10/2016	$474,998	0.8%	$474,998	0.8%

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2017:
Asset Valuation Inputs

	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$58,884,226	$—	$—	$58,884,226
Preferred Stock(a)	—	—	474,998	474,998
Total Investments	$58,884,226	$—	$474,998	$59,359,224

(a)				The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)				The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 1/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 3/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2017
Investments in Securities:
Preferred Stock Health Care	$474,998	$-	$-	$-	$-	$-	$-	$-	$474,998	$-
Total	$474,998	$-	$-	$-	$-	$-	$-	$-	$474,998	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017:

See Notes to Schedule of Investments

Schedule of Investments Guardian Portfolio
(Unaudited) (cont’d)

Asset class	Fair value at 3/31/2017	Valuation techniques	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from decrease in input (c)
Preferred Stock	$474,998	Market Transaction Method	Transaction Price	$8.78	$8.78	Decrease

(c)
Represents the expected directional change in the fair value of the Level 3 investments that would result from a decrease in the corresponding input. An increase to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

As of the period ended March 31, 2017, no securities were transferred from one level (as of December 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) March 31, 2017

NUMBER OF SHARES		VALUE†

Common Stocks 99.1%

Australia 2.1%
275,336	Insurance Australia Group Ltd.	$1,272,658
191,740	Reliance Worldwide Corp. Ltd.	421,889
		1,694,547
Austria 1.1%
17,975	Andritz AG	899,054

Belgium 0.9%
22,390	Ontex Group NV	718,958

Canada 6.1%
20,535	Alimentation Couche-Tard, Inc. Class B	927,731
56,515	ATS Automation Tooling Systems, Inc.	576,688	*
21,190	Home Capital Group, Inc.	414,765
10,495	Kinaxis, Inc.	585,340	*
8,328	MacDonald, Dettwiler & Associates Ltd.	439,931
26,920	Peyto Exploration & Development Corp.	553,643
45,435	Raging River Exploration, Inc.	318,764	*
33,334	Suncor Energy, Inc.	1,023,444
		4,840,306
China 2.8%
11,380	Alibaba Group Holding Ltd. ADR	1,227,105	*
5,580	Baidu, Inc. ADR	962,662	*
		2,189,767
Denmark 1.6%
35,195	Nets A/S	567,775	*(a)
18,885	Sydbank A/S	654,541
		1,222,316
Finland 0.4%
8,400	Huhtamaki OYJ	298,853

France 11.4%
7,388	Air Liquide SA	844,111
10,500	Arkema SA	1,035,905
5,870	BNP Paribas SA	390,944
22,315	Elior Group	506,227	(a)
8,780	Pernod-Ricard SA	1,038,745
7,815	Publicis Groupe SA	546,160
7,416	Sodexo SA	872,230
40,635	SPIE SA	980,347
22,389	TOTAL SA	1,132,487
18,800	Valeo SA	1,252,086
2,930	Virbac SA	458,700	*
		9,057,942
Germany 8.3%
14,060	Brenntag AG	788,208
3,925	Continental AG	860,467
11,410	CTS Eventim AG & Co. KGaA	441,607
6,451	Deutsche Boerse AG	591,226	*
11,945	GEA Group AG	507,678
9,848	Gerresheimer AG	779,954
8,165	Henkel AG & Co. KGaA, Preference Shares	1,046,122
16,290	SAP SE ADR	1,599,189
		6,614,451
Hong Kong 1.5%
740,800	HKBN Ltd.	828,354
94,300	Techtronic Industries Co. Ltd.	381,617
		1,209,971
Ireland 1.0%
261,299	Greencore Group PLC	804,704

Israel 2.8%
428,110	Bezeq Israeli Telecommunication Corp. Ltd.	768,859
13,985	Check Point Software Technologies Ltd.	1,435,700	*
		2,204,559
Italy 0.9%
41,715	Azimut Holding SpA	726,710

Japan 11.4%
10,100	Daikin Industries Ltd.	1,014,717
47,000	Kansai Paint Co. Ltd.	997,584
11,100	Kao Corp.	608,591
4,400	Keyence Corp.	1,761,897
4,200	Kose Corp.	379,898
17,600	Nabtesco Corp.	466,361
50,500	Santen Pharmaceutical Co. Ltd.	731,213
16,900	Shionogi & Co. Ltd.	872,552
3,500	SMC Corp.	1,034,941
21,000	Toyota Motor Corp.	1,139,693
		9,007,447
Netherlands 6.8%
22,740	AerCap Holdings NV	1,045,358	*
14,575	ASML Holding NV	1,934,247
4,800	Heineken NV	408,627
44,586	Koninklijke Ahold Delhaize NV	954,141
10,465	NXP Semiconductors NV	1,083,127	*
		5,425,500
Norway 1.3%
88,555	Skandiabanken ASA	714,220	*(a)
19,975	Statoil ASA	341,284
		1,055,504
Spain 1.5%
56,353	Banco Bilbao Vizcaya Argentaria SA	437,053
70,965	Euskaltel SA	726,773	(a)
		1,163,826
Sweden 0.9%
61,695	Nordea Bank AB	704,346

Switzerland 13.4%
2,961	Bucher Industries AG	866,144
8,620	Cie Financiere Richemont SA	681,580
639	Givaudan SA	1,150,857
22,600	Julius Baer Group Ltd.	1,128,139	*
9,380	Novartis AG	696,254
1,990	Partners Group Holding AG	1,069,850
4,216	Roche Holding AG	1,076,676
457	SGS SA	975,000
6,015	Sonova Holding AG	834,107
8,185	Tecan Group AG	1,308,260
50,150	UBS Group AG	802,580
		10,589,447
United Kingdom 19.1%
10,220	Aon PLC	1,213,012
312,555	Barclays PLC	881,492
154,460	Biffa PLC	369,145	*(a)
37,787	Bunzl PLC	1,098,366
97,905	Clinigen Group PLC	975,189
44,198	Compass Group PLC	833,958
11,715	DCC PLC	1,031,110
67,170	Howden Joinery Group PLC	364,990
1,336,406	Lloyds Banking Group PLC	1,110,451
55,216	Prudential PLC	1,166,377
59,569	RELX PLC	1,167,276
154,580	RPS Group PLC	477,405
29,715	Spectris PLC	930,004
64,394	St. James's Place PLC	856,814
230,995	TalkTalk Telecom Group PLC	548,439
41,492	Travis Perkins PLC	787,058
12,500	Unilever NV	621,011
201,150	Worldpay Group PLC	744,470	(a)
		15,176,567
United States 3.8%
21,455	Nielsen Holdings PLC	886,306
252,900	Samsonite International SA	919,311
14,400	Sensata Technologies Holding NV	628,848	*
1	STERIS PLC	69
8,200	TE Connectivity Ltd.	611,310
		3,045,844
Total Common Stocks (Cost $73,883,579)		78,650,619

Short-Term Investment 0.7%

Investment Company 0.7%
546,699	State Street Institutional Treasury Money Market Fund Premier Class, 0.53% (Cost $546,699)	546,699	(b)

Total Investments 99.8% (Cost $74,430,278)		79,197,318	##
Other Assets Less Liabilities 0.2%		153,857

Net Assets 100.0%		$79,351,175

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At March 31, 2017, these securities amounted to $3,628,610 or 4.6% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents 7-day effective yield as of March 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio (Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2017:
Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$78,650,619	$—	—	78,650,619
Short-Term Investment	—	546,699	—	546,699
Total Investments	$78,650,619	$546,699	$—	$79,197,318

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended March 31, 2017, certain securities were transferred from one level (as of December 31, 2016) to another. Based on beginning of period market values as of January 1, 2017, $12,991,544 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of March 31, 2017. These securities had been categorized as Level 2 as of December 31, 2016, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) March 31, 2017

POSITIONS BY INDUSTRY

Industry	Investments at Value†	Percentage of Net Assets
Banks	$4,893,047	6.2%
Insurance	4,508,861	5.7%
Machinery	4,350,866	5.5%
Capital Markets	4,318,505	5.4%
Trading Companies & Distributors	4,083,980	5.1%
Chemicals	4,028,457	5.1%
Pharmaceuticals	3,835,395	4.8%
Software	3,620,229	4.6%
Oil, Gas & Consumable Fuels	3,369,622	4.2%
Electronic Equipment, Instruments & Components	3,303,211	4.2%
Life Sciences Tools & Services	3,063,403	3.9%
Professional Services	3,028,582	3.8%
Semiconductors & Semiconductor Equipment	3,017,374	3.8%
Diversified Telecommunication Services	2,872,425	3.6%
Personal Products	2,328,458	2.9%
Hotels, Restaurants & Leisure	2,212,415	2.8%
Internet Software & Services	2,189,767	2.8%
Auto Components	2,112,553	2.7%
Food & Staples Retailing	1,881,872	2.4%
Textiles, Apparel & Luxury Goods	1,600,891	2.0%
Beverages	1,447,372	1.8%
Building Products	1,436,606	1.8%
IT Services	1,312,245	1.6%
Automobiles	1,139,693	1.4%
Household Products	1,046,122	1.3%
Industrial Conglomerates	1,031,110	1.3%
Media	987,767	1.2%
Construction & Engineering	980,347	1.2%
Commercial Services & Supplies	846,550	1.1%
Health Care Equipment & Supplies	834,176	1.1%
Food Products	804,704	1.0%
Electrical Equipment	628,848	0.8%
Aerospace & Defense	439,931	0.6%
Thrifts & Mortgage Finance	414,765	0.5%
Household Durables	381,617	0.5%
Containers & Packaging	298,853	0.4%
Short-Term Investment and Other Assets-Net	700,556	0.9%

	$79,351,175	100.0%

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Portfolio
(Unaudited) March 31, 2017

NUMBER OF SHARES		VALUE†

Common Stocks 87.2%

Airlines 1.1%
17,618	Delta Air Lines, Inc.	$809,723

Banks 20.1%
53,499	Bank of America Corp.	1,262,042
8,166	BB&T Corp.	365,020
46,911	Citigroup, Inc.	2,806,216
3,738	Commerce Bancshares, Inc.	209,926
39,882	JPMorgan Chase & Co.	3,503,235
23,471	KeyCorp	417,314
8,947	M&T Bank Corp.	1,384,369
15,303	PNC Financial Services Group, Inc.	1,840,033
12,592	SunTrust Banks, Inc.	696,338
12,206	U.S. Bancorp	628,609
24,590	Wells Fargo & Co.	1,368,679
		14,481,781
Beverages 0.7%
12,363	Coca-Cola Co.	524,686

Biotechnology 0.5%
2,930	Celgene Corp.	364,580	*

Capital Markets 7.2%
53,842	Bank of New York Mellon Corp.	2,542,957
10,361	CME Group, Inc.	1,230,887
6,258	Goldman Sachs Group, Inc.	1,437,588
		5,211,432
Communications Equipment 1.1%
22,308	Cisco Systems, Inc.	754,010

Containers & Packaging 0.4%
4,813	Crown Holdings, Inc.	254,848	*

Diversified Telecommunication Services 2.5%
20,206	AT&T, Inc.	839,559
19,944	Verizon Communications, Inc.	972,270
		1,811,829
Electric Utilities 3.2%
8,217	American Electric Power Co., Inc.	551,607
48,198	Exelon Corp.	1,734,164
		2,285,771
Electrical Equipment 2.5%
24,665	Eaton Corp. PLC	1,828,910

Energy Equipment & Services 1.5%
13,944	Schlumberger Ltd.	1,089,026

Food & Staples Retailing 3.2%
27,597	Wal-Mart Stores, Inc.	1,989,192
10,872	Whole Foods Market, Inc.	323,116
		2,312,308
Food Products 0.2%
3,294	Mondelez International, Inc. Class A	141,906

Health Care Equipment & Supplies 3.2%
13,307	Abbott Laboratories	590,964
3,569	Danaher Corp.	305,257
7,121	Medtronic PLC	573,668
6,968	Zimmer Biomet Holdings, Inc.	850,862
		2,320,751
Hotels, Restaurants & Leisure 5.8%
54,007	Carnival Corp.	3,181,552
7,852	McDonald's Corp.	1,017,698
		4,199,250
Household Products 3.3%
26,454	Procter & Gamble Co.	2,376,892

Industrial Conglomerates 0.2%
784	3M Co.	150,003

Insurance 2.5%
6,385	Athene Holding Ltd. Class A	319,186	*
2,456	Chubb Ltd.	334,630
16,995	Lincoln National Corp.	1,112,323
		1,766,139
Life Sciences Tools & Services 0.1%
1,240	PerkinElmer, Inc.	71,994

Machinery 4.3%
12,198	Caterpillar, Inc.	1,131,487
58,915	Joy Global, Inc.	1,664,349
2,613	WABCO Holdings, Inc.	306,818	*
		3,102,654
Metals & Mining 5.2%
15,634	BHP Billiton Ltd. ADR	567,827
96,173	Newmont Mining Corp.	3,169,862
		3,737,689
Multiline Retail 0.9%
11,395	Target Corp.	628,890

Oil, Gas & Consumable Fuels 7.1%
53,126	Cabot Oil & Gas Corp.	1,270,243
3,737	EOG Resources, Inc.	364,544
39,176	Exxon Mobil Corp.	3,212,824
3,419	Phillips 66	270,853
		5,118,464
Personal Products 0.8%
6,709	Estee Lauder Cos., Inc. Class A	568,856

Pharmaceuticals 7.8%
106	Allergan PLC	25,326
1,291	Eli Lilly & Co.	108,586
12,168	Johnson & Johnson	1,515,524
27,533	Merck & Co., Inc.	1,749,447
63,791	Pfizer, Inc.	2,182,290
		5,581,173
Semiconductors & Semiconductor Equipment 0.7%
4,726	NXP Semiconductors NV	489,141	*

Software 0.0%
1,000	Snap, Inc. Class A	22,530	*

Technology Hardware, Storage & Peripherals 1.1%
9,894	Western Digital Corp.	816,552

Total Common Stocks (Cost $55,078,039)		62,821,788

Master Limited Partnership 0.1%

Oil, Gas & Consumable Fuels 0.1%
2,643	Enterprise Products Partners LP (Cost $74,423)	72,973

Short-Term Investment 10.8%

Investment Company 10.8%
7,736,654	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.62% (Cost $7,736,654)	7,736,654	(a)

Total Investments 98.1% (Cost $62,889,116)		70,631,415	##

Other Assets Less Liabilities 1.9%		1,396,433

Net Assets 100.0%		$72,027,848

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Portfolio (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2017:
Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$62,821,788	$—	$—	$62,821,788
Master Limited Partnership(a)	72,973	—	—	72,973
Short-Term Investment	—	7,736,654	—	7,736,654
Total Investments	$62,894,761	$7,736,654	$—	$70,631,415

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended March 31, 2017, no securities were transferred from one level (as of December 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited) March 31, 2017

NUMBER OF SHARES		VALUE†

Common Stocks 91.9%

Aerospace & Defense 0.2%
20,000	KLX, Inc.	$894,000	*

Airlines 1.0%
40,000	Alaska Air Group, Inc.	3,688,800

Automobiles 0.5%
17,500	Thor Industries, Inc.	1,682,275

Banks 3.0%
30,000	Comerica, Inc.	2,057,400
27,500	Signature Bank	4,080,725	*
25,000	SVB Financial Group	4,652,250	*
		10,790,375
Biotechnology 3.9%
22,500	BioMarin Pharmaceutical, Inc.	1,975,050	*
40,000	Exact Sciences Corp.	944,800	*
32,500	Incyte Corp.	4,344,275	*
75,000	Neurocrine Biosciences, Inc.	3,247,500	*
22,500	TESARO, Inc.	3,462,075	*
		13,973,700
Capital Markets 3.2%
15,250	Affiliated Managers Group, Inc.	2,500,085
51,550	CBOE Holdings, Inc.	4,179,158
60,500	Raymond James Financial, Inc.	4,613,730
		11,292,973
Chemicals 3.6%
58,000	RPM International, Inc.	3,191,740
39,000	Scotts Miracle-Gro Co.	3,642,210
50,750	Sensient Technologies Corp.	4,022,445
29,000	WR Grace & Co.	2,021,590
		12,877,985
Commercial Services & Supplies 2.3%
30,500	Cintas Corp.	3,859,470
47,000	Waste Connections, Inc.	4,146,340
		8,005,810
Communications Equipment 2.5%
30,000	Finisar Corp.	820,200	*
20,000	Harris Corp.	2,225,400
50,000	Lumentum Holdings, Inc.	2,667,500	*
35,000	Motorola Solutions, Inc.	3,017,700
		8,730,800
Distributors 0.9%
105,000	LKQ Corp.	3,073,350	*

Diversified Consumer Services 1.9%
50,050	Bright Horizons Family Solutions, Inc.	3,628,125	*
105,750	Service Corp. International	3,265,560
		6,893,685
Electrical Equipment 0.7%
15,000	Rockwell Automation, Inc.	2,335,650

Electronic Equipment, Instruments & Components 3.8%
58,500	Amphenol Corp. Class A	4,163,445
82,500	CDW Corp.	4,761,075
28,000	Cognex Corp.	2,350,600
72,500	Trimble, Inc.	2,320,725	*
		13,595,845
Food Products 2.8%
42,500	Conagra Brands, Inc.	1,714,450
40,000	Lamb Weston Holdings, Inc.	1,682,400
72,500	Pinnacle Foods, Inc.	4,195,575
25,000	Post Holdings, Inc.	2,188,000	*
		9,780,425
Health Care Equipment & Supplies 8.8%
25,000	ABIOMED, Inc.	3,130,000	*
14,500	C.R. Bard, Inc.	3,603,830
23,500	Edwards Lifesciences Corp.	2,210,645	*
50,000	Hill-Rom Holdings, Inc.	3,530,000
50,000	Hologic, Inc.	2,127,500	*
32,500	Nevro Corp.	3,045,250	*
67,500	NuVasive, Inc.	5,040,900	*
45,000	Penumbra, Inc.	3,755,250	*
150,000	Wright Medical Group NV	4,668,000	*
		31,111,375
Health Care Providers & Services 3.1%
55,000	Acadia Healthcare Co., Inc.	2,398,000	*
40,000	Centene Corp.	2,850,400	*
37,500	Envision Healthcare Corp.	2,299,500	*
80,000	HealthSouth Corp.	3,424,800
		10,972,700
Hotels, Restaurants & Leisure 3.4%
92,500	Aramark	3,410,475
125,000	MGM Resorts International	3,425,000
110,000	Red Rock Resorts, Inc. Class A	2,439,800
15,000	Vail Resorts, Inc.	2,878,500
		12,153,775
Household Durables 1.3%
95,000	Newell Brands, Inc.	4,481,150

Industrial Conglomerates 1.3%
22,500	Roper Technologies, Inc.	4,646,025

Insurance 1.8%
37,500	Assurant, Inc.	3,587,625
55,000	Athene Holding Ltd. Class A	2,749,450	*
		6,337,075
Internet & Catalog Retail 0.8%
24,000	Expedia, Inc.	3,028,080

Internet Software & Services 2.7%
25,000	CoStar Group, Inc.	5,180,500	*
17,500	LogMeIn, Inc.	1,706,250
12,500	MercadoLibre, Inc.	2,643,375
		9,530,125
IT Services 5.2%
70,000	CSRA, Inc.	2,050,300
40,000	Euronet Worldwide, Inc.	3,420,800	*
34,750	Fiserv, Inc.	4,007,022	*
42,500	Global Payments, Inc.	3,428,900
85,000	Vantiv, Inc. Class A	5,450,200	*
		18,357,222
Life Sciences Tools & Services 0.8%
15,000	Bio-Rad Laboratories, Inc. Class A	2,990,100	*

Machinery 3.5%
52,500	Fortive Corp.	3,161,550
40,000	IDEX Corp.	3,740,400
104,250	Milacron Holdings Corp.	1,940,092	*
27,500	Stanley Black & Decker, Inc.	3,653,925
		12,495,967
Media 0.7%
40,000	DISH Network Corp. Class A	2,539,600	*

Multiline Retail 0.7%
30,000	Dollar Tree, Inc.	2,353,800	*

Oil, Gas & Consumable Fuels 1.5%
24,000	Concho Resources, Inc.	3,080,160	*
21,000	Diamondback Energy, Inc.	2,178,015	*
		5,258,175
Pharmaceuticals 1.9%
10,000	Jazz Pharmaceuticals PLC	1,451,300	*
97,450	Zoetis, Inc.	5,200,907
		6,652,207
Professional Services 1.3%
65,500	WageWorks, Inc.	4,735,650	*
Road & Rail 1.6%
41,050	J.B. Hunt Transport Services, Inc.	3,765,927
24,000	Old Dominion Freight Line, Inc.	2,053,680
		5,819,607
Semiconductors & Semiconductor Equipment 6.4%
30,000	Lam Research Corp.	3,850,800
70,000	MACOM Technology Solutions Holdings, Inc.	3,381,000	*
32,500	Microchip Technology, Inc.	2,397,850
72,500	Microsemi Corp.	3,735,925	*
45,000	Monolithic Power Systems, Inc.	4,144,500
47,500	NVIDIA Corp.	5,174,175
		22,684,250
Software 5.6%
85,000	Activision Blizzard, Inc.	4,238,100
45,000	Electronic Arts, Inc.	4,028,400	*
45,000	Proofpoint, Inc.	3,346,200	*
42,500	ServiceNow, Inc.	3,717,475	*
12,500	Tyler Technologies, Inc.	1,932,000	*
13,000	Ultimate Software Group, Inc.	2,537,730	*
		19,799,905
Specialty Retail 6.9%
60,000	Burlington Stores, Inc.	5,837,400	*
60,000	Five Below, Inc.	2,598,600	*
20,000	O'Reilly Automotive, Inc.	5,396,800	*
80,000	Ross Stores, Inc.	5,269,600
35,000	Tractor Supply Co.	2,413,950
10,000	Ulta Salon Cosmetics & Fragrance, Inc.	2,852,300	*
		24,368,650
Trading Companies & Distributors 2.2%
67,500	HD Supply Holdings, Inc.	2,775,938	*
25,000	United Rentals, Inc.	3,126,250	*
9,000	W.W. Grainger, Inc.	2,094,840
		7,997,028
Wireless Telecommunication Services 0.1%
8,000	T-Mobile US, Inc.	516,720	*
Total Common Stocks (Cost $255,385,799)		326,444,859

Short-Term Investment 6.4%

Investment Company 6.4%
22,590,281	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.62% (Cost $22,590,281)	22,590,281	(a)

Total Investments 98.3% (Cost $277,976,080)		349,035,140	##

Other Assets Less Liabilities 1.7%		6,048,142

Net Assets 100.0%		$355,083,282

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio (Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2017:
Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$326,444,859	$—	$—	$326,444,859
Short-Term Investment	—	22,590,281	—	22,590,281
Total Investments	$326,444,859	$22,590,281	$—	$349,035,140

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended March 31, 2017, no securities were transferred from one level (as of December 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) March 31, 2017

NUMBER OF SHARES		VALUE†

Common Stocks 98.0%

Aerospace & Defense 9.3%
64,000	B/E Aerospace, Inc.	$4,103,040
27,550	General Dynamics Corp.	5,157,360
43,300	Orbital ATK, Inc.	4,243,400
40,800	Spirit AeroSystems Holdings, Inc. Class A	2,363,136
		15,866,936
Airlines 1.9%
78,300	American Airlines Group, Inc.	3,312,090

Banks 6.4%
131,800	BankUnited, Inc.	4,917,458
56,800	BB&T Corp.	2,538,960
49,100	Comerica, Inc.	3,367,278
		10,823,696
Building Products 2.4%
95,610	Johnson Controls International PLC	4,027,093

Capital Markets 2.0%
42,600	State Street Corp.	3,391,386

Chemicals 4.2%
34,400	Ashland Global Holdings, Inc.	4,259,064
121,000	Valvoline, Inc.	2,970,550
		7,229,614
Commercial Services & Supplies 2.2%
243,000	Covanta Holding Corp.	3,815,100

Construction & Engineering 2.7%
29,400	Valmont Industries, Inc.	4,571,700

Containers & Packaging 1.8%
37,200	Avery Dennison Corp.	2,998,320

Electric Utilities 1.9%
40,900	Edison International	3,256,049

Electronic Equipment, Instruments & Components 2.8%
147,700	Flex Ltd.	2,481,360	*
36,800	Itron, Inc.	2,233,760	*
		4,715,120
Equity Real Estate Investment Trust 2.2%
108,040	Colony Starwood Homes	3,667,958

Food & Staples Retailing 3.7%
211,100	Whole Foods Market, Inc.	6,273,892

Health Care Equipment & Supplies 3.4%
47,000	Zimmer Biomet Holdings, Inc.	5,739,170

Hotels, Restaurants & Leisure 1.5%
29,800	Wyndham Worldwide Corp.	2,511,842

Household Durables 2.0%
19,600	Whirlpool Corp.	3,358,068

Independent Power and Renewable Electricity Producers 1.6%
250,400	AES Corp.	2,799,472

IT Services 4.9%
80,300	Amdocs Ltd.	4,897,497
109,600	Teradata Corp.	3,410,752	*
		8,308,249
Life Sciences Tools & Services 1.9%
40,700	Quintiles IMS Holdings, Inc.	3,277,571	*

Media 2.6%
36,600	CBS Corp. Class B	2,538,576
38,150	Lions Gate Entertainment Corp. Class A	1,013,264
38,150	Lions Gate Entertainment Corp. Class B	930,097	*
		4,481,937
Mortgage Real Estate Investment Trust 2.0%
147,200	Starwood Property Trust, Inc.	3,323,776

Multi-Utilities 2.2%
134,700	CenterPoint Energy, Inc.	3,713,679

Multiline Retail 1.0%
55,700	Macy's, Inc.	1,650,948

Oil, Gas & Consumable Fuels 7.5%
148,400	Cabot Oil & Gas Corp.	3,548,244
75,700	Devon Energy Corp.	3,158,204
64,500	ONEOK, Inc.	3,575,880
85,400	Williams Cos., Inc.	2,526,986
		12,809,314
Pharmaceuticals 3.5%
47,200	Perrigo Co. PLC	3,133,608
90,000	Teva Pharmaceutical Industries Ltd. ADR	2,888,100
		6,021,708
Road & Rail 1.8%
102,200	Avis Budget Group, Inc.	3,023,076	*

Semiconductors & Semiconductor Equipment 5.5%
271,400	ON Semiconductor Corp.	4,203,986	*
52,300	Skyworks Solutions, Inc.	5,124,354
		9,328,340
Software 4.8%
42,700	Check Point Software Technologies Ltd.	4,383,582	*
222,500	Nuance Communications, Inc.	3,851,475	*
		8,235,057
Specialty Retail 2.0%
34,700	Best Buy Co., Inc.	1,705,505
359,100	Office Depot, Inc.	1,675,202
		3,380,707
Technology Hardware, Storage & Peripherals 3.3%
67,621	Western Digital Corp.	5,580,761

Trading Companies & Distributors 3.0%
112,400	AerCap Holdings NV	5,167,027	*
Total Common Stocks (Cost $129,527,323)		166,659,656

Rights 0.0%

Food & Staples Retailing 0.0%
39,450	Safeway, Inc. (Casa Ley)	9,863	(a)*
39,450	Safeway, Inc. (Property Development Centers)	789	(a)*

Total Rights (Cost $41,817)		10,652

Short-Term Investment 2.1%

Investment Company 2.1%
3,475,577	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.62% (Cost $3,475,577)	3,475,577	(b)

Total Investments 100.1% (Cost $133,044,717)		170,145,885	##
Other Assets Less Liabilities (0.1)%		(122,844)

Net Assets 100.0%		$170,023,041

*	Non-income producing security.
(a)	Illiquid security.
(b)	Represents 7-day effective yield as of March 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio (Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2017:
Asset Valuation Inputs

	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$166,659,656	$—	$—	$166,659,656
Rights(a)	—	—	10,652	10,652
Short-Term Investment	—	3,475,577	—	3,475,577
Total Investments	$166,659,656	$3,475,577	$10,652	$170,145,885

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 1/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/2017
Investments in Securities:
Rights(c)
Food & Staples Retailing	$10,652	$-	$-	$-	$-	$-	$-	$-	$10,652	$-
Total	$10,652	$-	$-	$-	$-	$-	$-	$-	$10,652	$-

(c)
As of the period ended March 31, 2017, these securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
As of the period ended March 31, 2017, no securities were transferred from one level (as of December 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) March 31, 2017

PRINCIPAL AMOUNT		VALUE†

U.S. Treasury Obligations 8.0%
	U.S. Treasury Notes
$645,000	0.75%, due 7/15/19	$636,434
8,065,000	1.00%, due 11/15/19	7,975,212
80,000	1.38%, due 12/15/19	79,837
2,440,000	1.63%, due 3/15/20	2,448,484
	Total U.S. Treasury Obligations (Cost $11,213,890)	11,139,967
Mortgage-Backed Securities 30.5%

Adjustable Mixed Balance 1.6%
1,503,794	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 3.02%, due 9/20/36	1,193,250	(a)
262,601	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.91%, due 6/19/34	252,190	(a)
775,964	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 3.05%, due 12/25/34	774,181	(a)
	2,219,621
Commercial Mortgage-Backed 19.3%
1,198,589	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/50	1,195,040
816,803	CD Mortgage Trust, Ser. 2017-CD3, Class A1, 1.97%, due 2/10/50	813,521
	Citigroup Commercial Mortgage Trust
369,313	Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	369,076
2,110,880	Ser. 2016-P6, Class A1, 1.88%, due 12/10/49	2,098,923
	Commercial Mortgage Pass-Through Certificates
2,760,444	Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	2,751,099
565,653	Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	564,674
1,223,077	Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	1,220,663
1,223,238	Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	1,219,220
276,189	Ser. 2014-UBS5, Class A1, 1.37%, due 9/10/47	276,102
1,019,489	Ser. 2015-CR25, Class A1, 1.74%, due 8/10/48	1,016,866
1,399,651	Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	1,399,372
1,601,474	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 9/10/49	1,581,717
680,125	GS Mortgage Securities Trust, Ser. 2015-GS1, Class A1, 1.94%, due 11/10/48	673,286
	Morgan Stanley Bank of America Merrill Lynch Trust
118,575	Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	118,507
1,600,276	Ser. 2016-C28, Class A1, 1.53%, due 1/15/49	1,581,450
1,354,603	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/48	1,330,823
	Wells Fargo Commercial Mortgage Trust
670,989	Ser. 2015-P2, Class A1, 1.97%, due 12/15/48	670,706
1,990,174	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/49	1,964,684
2,279,848	Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/59	2,267,379
1,593,896	Ser. 2016-C32, Class A1, 1.58%, due 1/15/59	1,581,132
2,245,910	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	2,237,738
	26,931,978
Mortgage-Backed Non-Agency 1.7%
341,553	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	355,487	(b)
	GSMPS Mortgage Loan Trust
1,544,780	Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,678,179	(b)
289,795	Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	321,191	(b)
	2,354,857
Fannie Mae 4.7%

	Pass-Through Certificates
1,156,333	3.50%, due 10/1/25	1,204,550
2,366,360	3.00%, due 9/1/27	2,434,458
2,697,792	4.50%, due 5/1/41 – 5/1/44	2,900,364
	6,539,372
Freddie Mac 3.2%

	Pass-Through Certificates
1,289,415	3.50%, due 5/1/26	1,344,834
1,668,534	3.00%, due 1/1/27	1,712,466
1,344,410	4.50%, due 11/1/39	1,444,977
	4,502,277
	Total Mortgage-Backed Securities (Cost $42,939,525)	42,548,105

Corporate Bonds 44.7%

Aerospace/Defense 0.5%
665,000	Rockwell Collins, Inc., 1.95%, due 7/15/19	665,433	(c)

Auto Manufacturers 3.5%
885,000	Daimler Finance N.A. LLC, 1.50%, due 7/5/19	872,420	(b)
2,000,000	Ford Motor Credit Co. LLC, 2.02%, due 5/3/19	1,990,244
2,035,000	General Motors Financial Co., Inc., 2.40%, due 5/9/19	2,039,204
	4,901,868
Banks 16.9%
	Bank of America Corp.
2,600,000	2.00%, due 1/11/18	2,606,664
620,000	Ser. L, 2.60%, due 1/15/19	626,410
1,125,000	Capital One N.A., 2.35%, due 8/17/18	1,132,027
1,985,000	Citigroup, Inc., 2.05%, due 6/7/19	1,983,124
2,240,000	Goldman Sachs Group, Inc., 2.90%, due 7/19/18	2,267,799
2,180,000	JPMorgan Chase & Co., 2.25%, due 1/23/20	2,186,917
785,000	Mizuho Bank Ltd., 1.30%, due 4/16/17	785,033	(b)
2,545,000	Morgan Stanley, 2.45%, due 2/1/19	2,568,401
605,000	MUFG Americas Holdings Corp., 1.63%, due 2/9/18	605,095
1,985,000	National Australia Bank Ltd., 1.38%, due 7/12/19	1,956,156
2,610,000	Wachovia Corp., 5.75%, due 6/15/17	2,632,801
1,470,000	Wells Fargo & Co., 1.40%, due 9/8/17	1,469,835
2,795,000	Westpac Banking Corp., 2.15%, due 3/6/20	2,795,056
	23,615,318
Beverages 1.5%
2,115,000	Anheuser-Busch InBev Finance, Inc., 1.90%, due 2/1/19	2,117,910

Commercial Services 0.7%
890,000	ERAC USA Finance LLC, 6.38%, due 10/15/17	911,103	(b)(d)

Computers 3.6%
1,510,000	Apple, Inc., 1.55%, due 2/8/19	1,512,612
800,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, due 6/1/19	820,130	(b)
	HP Enterprise Co.
1,415,000	2.45%, due 10/5/17	1,419,143
1,320,000	2.85%, due 10/5/18	1,335,651
	5,087,536
Electric 1.7%
500,000	Dominion Resources, Inc., Ser. B, 1.60%, due 8/15/19	493,695
695,000	Exelon Corp., 1.55%, due 6/9/17	695,021
780,000	Great Plains Energy, Inc., 2.50%, due 3/9/20	784,354
370,000	Southern Co., 1.55%, due 7/1/18	368,563
	2,341,633
Machinery - Construction & Mining 1.1%
1,540,000	Caterpillar Financial Services Corp., 2.10%, due 1/10/20	1,540,106

Media 0.3%
415,000	Thomson Reuters Corp., 1.65%, due 9/29/17	415,118

Miscellaneous Manufacturer 1.0%
1,420,000	Siemens Financieringsmaatschappij NV, 1.48%, due 3/16/20	1,421,037	(a)(b)

Oil & Gas 1.7%
	BP Capital Markets PLC
805,000	1.68%, due 5/3/19	800,964
1,515,000	2.52%, due 1/15/20	1,534,262
	2,335,226
Pharmaceuticals 2.6%
555,000	AbbVie, Inc., 1.80%, due 5/14/18	555,599
900,000	Mylan NV, 2.50%, due 6/7/19	904,036
1,080,000	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/19	1,071,387
1,065,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, due 7/19/19	1,052,761
	3,583,783
Pipelines 1.4%
	Enterprise Products Operating LLC
390,000	1.65%, due 5/7/18	389,565
1,525,000	2.55%, due 10/15/19	1,537,722
	1,927,287
Real Estate Investment Trusts 1.4%
1,945,000	Simon Property Group LP, 1.50%, due 2/1/18	1,943,432	(b)

Retail 1.5%
2,065,000	CVS Health Corp., 1.90%, due 7/20/18	2,068,909

Telecommunications 5.3%
	AT&T, Inc.
1,050,000	1.70%, due 6/1/17	1,050,294
1,860,000	1.40%, due 12/1/17	1,858,510
1,250,000	2.30%, due 3/11/19	1,255,978
	Verizon Communications, Inc.
1,250,000	3.65%, due 9/14/18	1,282,785
2,040,000	1.38%, due 8/15/19	2,008,586
	7,456,153
	Total Corporate Bonds (Cost $62,564,256)	62,331,852

Asset-Backed Securities 15.2%
1,991,607	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	1,991,458
	Bank of America Credit Card Trust
2,125,000	Ser. 2014-A2, Class A, 1.18%, due 9/16/19	2,125,000	(a)
800,000	Ser. 2017-A1, Class A1, 1.95%, due 8/15/22	800,952
2,800,000	Capital One Multi-Asset Execution Trust, Ser. 2016-A3, Class A3, 1.34%, due 4/15/22	2,775,604
305,916	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	305,724
4,200,000	Chase Issuance Trust, Ser. 2016-A5, Class A5, 1.27%, due 7/15/21	4,154,957
1,870,000	Citibank Credit Card Issuance Trust, Ser. 2016-A1, Class A1, 1.75%, due 11/19/21	1,866,716
603,634	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 1.20%, due 9/26/33	599,982	(a)
1,400,000	Ford Credit Auto Owner Trust, Ser. 2017-A, Class A3, 1.67%, due 6/15/21	1,400,092
1,378,603	Honda Auto Receivables Owner Trust, Ser. 2015-2, Class A3, 1.04%, due 2/21/19	1,376,551
75,314	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	75,296
946,795	SLM Student Loan Trust, Ser. 2013-2, Class A, 1.43%, due 6/25/43	938,488	(a)
1,427,783	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A3, 1.12%, due 2/15/19	1,426,404
1,425,000	Verizon Owner Trust, Ser. 2016-1A, Class A, 1.42%, due 1/20/21	1,416,244	(b)
	Total Asset-Backed Securities (Cost $21,264,928)	21,253,468
NUMBER OF SHARES

Short-Term Investment 1.8%

Investment Company 1.8%
2,522,415	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.62% (Cost $2,522,415)	2,522,415	(e)(f)

	Total Investments 100.2% (Cost $140,505,014)	139,795,807	##
	Other Assets Less Liabilities (0.2)%	(344,510	)(g)

	Net Assets 100.0%	$139,451,297

(a)	Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2017 and changes periodically.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At March 31, 2017, these securities amounted to $10,524,256 or 7.5% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	When-issued security. Total value of all such securities at March 31, 2017, amounted to approximately $665,433, which represents 0.5% of net assets of the Fund.
(d)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of March 31, 2017.

(e)	Represents 7-day effective yield as of March 31, 2017.
(f)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or futures contracts with a total value of $2,522,415.
(g)	Includes the impact of the Fund's open positions in derivatives at March 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited)(cont’d)

Derivative Instruments

Futures contracts ("futures")

At March 31, 2017, open positions in futures for the Fund were as follows:
Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
6/30/2017	25 U.S. Treasury Note, 2 Year	Long	$(5,517)
Total			$(5,517)

At March 31, 2017, the notional value of futures for the Fund was $5,411,328 for long positions. The Fund had $15,125 deposited in a segregated account to cover margin requirements on open futures.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2017:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$11,139,967	$—	$11,139,967
Mortgage-Backed Securities(a)	—	42,548,105	—	42,548,105
Corporate Bonds(a)	—	62,331,852	—	62,331,852
Asset-Backed Securities	—	21,253,468	—	21,253,468
Short-Term Investment	—	2,522,415	—	2,522,415
Total Investments	$—	$139,795,807	$—	$139,795,807

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended March 31, 2017, no securities were transferred from one level (as of December 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of March 31, 2017:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Liabilities	$(5,517)	$-	$-	$(5,517)
Total	$(5,517)	$-	$-	$(5,517)

(a)	Futures are reported at the cumulative appreciation/(depreciation) of the instrument.
See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Portfolio
(Unaudited) March 31, 2017

NUMBER OF SHARES		VALUE†

Common Stocks 98.8%

Airlines 2.1%
107,740	Ryanair Holdings PLC ADR	$8,940,265	*

Auto Components 2.9%
153,024	Delphi Automotive PLC	12,316,902

Banks 5.3%
119,998	JPMorgan Chase & Co.	10,540,624
233,708	U.S. Bancorp	12,035,962
		22,576,586
Capital Markets 3.0%
215,930	Intercontinental Exchange, Inc.	12,927,729

Communications Equipment 3.4%
80,733	Motorola Solutions, Inc.	6,960,800
199,395	NetScout Systems, Inc.	7,567,040	*
		14,527,840
Consumer Finance 2.5%
135,424	American Express Co.	10,713,393

Electric Utilities 1.8%
128,413	Eversource Energy	7,548,116

Energy Equipment & Services 2.5%
137,032	Schlumberger Ltd.	10,702,199

Equity Real Estate Investment Trust 2.4%
307,834	Weyerhaeuser Co.	10,460,199

Food & Staples Retailing 2.3%
340,064	Kroger Co.	10,028,487

Health Care Equipment & Supplies 9.2%
89,798	Becton, Dickinson & Co.	16,472,545
150,806	Danaher Corp.	12,898,437
125,057	Medtronic PLC	10,074,592
		39,445,574
Health Care Providers & Services 4.8%
161,567	AmerisourceBergen Corp.	14,298,680
201,509	Premier, Inc. Class A	6,414,031	*
		20,712,711
Household Durables 3.8%
340,857	Newell Brands, Inc.	16,078,225

Industrial Conglomerates 2.1%
46,034	3M Co.	8,807,685

Insurance 4.7%
511,438	Progressive Corp.	20,038,141

Internet Software & Services 5.6%
12,988	Alphabet, Inc. Class A	11,011,227	*
385,523	eBay, Inc.	12,942,007	*
		23,953,234
IT Services 6.0%
26,260	Alliance Data Systems Corp.	6,538,740
163,375	Cognizant Technology Solutions Corp. Class A	9,724,080	*
83,298	MasterCard, Inc. Class A	9,368,526
		25,631,346
Media 3.3%
372,695	Comcast Corp. Class A	14,009,605

Oil, Gas & Consumable Fuels 6.0%
34,448	Cimarex Energy Co.	4,116,191
164,080	EQT Corp.	10,025,288
335,046	Noble Energy, Inc.	11,505,480
		25,646,959
Personal Products 3.6%
313,128	Unilever NV	15,556,199

Pharmaceuticals 2.1%
35,244	Roche Holding AG	9,000,564

Professional Services 3.3%
75,197	ManpowerGroup, Inc.	7,712,956
132,453	Robert Half International, Inc.	6,467,680
		14,180,636
Road & Rail 1.8%
86,297	J.B. Hunt Transport Services, Inc.	7,916,887

Semiconductors & Semiconductor Equipment 4.9%
259,792	Texas Instruments, Inc.	20,928,844

Software 2.8%
102,981	Intuit, Inc.	11,944,766

Specialty Chemicals 2.4%
259,539	Novozymes A/S B Shares	10,286,879

Textiles, Apparel & Luxury Goods 1.3%
213,177	Gildan Activewear, Inc.	5,764,306

Trading Companies & Distributors 2.9%
53,864	W.W. Grainger, Inc.	12,537,385

Total Common Stocks (Cost $307,870,571)		423,181,662

Short-Term Investments 1.3%

PRINCIPAL AMOUNT

Certificates of Deposit 0.0%
$100,000	Self Help Credit Union, 0.25%, due 4/3/17	100,000
100,000	Self Help Federal Credit Union, 0.25%, due 4/29/17	100,000
		200,000
NUMBER OF SHARES

Investment Company 1.3%
5,531,828	State Street Institutional Treasury Money Market Fund Premier Class, 0.53%	5,531,828	(a)

Total Short-Term Investments (Cost $5,731,828)		5,731,828

Total Investments 100.1% (Cost $313,602,399)		428,913,490	##
Other Assets Less Liabilities (0.1)%		(396,688)

Net Assets 100.0%		$428,516,802

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Portfolio (Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of March 31, 2017:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$423,181,662	$—	$—	$423,181,662
Short-Term Investments(a)	—	5,731,828	—	5,731,828
Total Investments	$423,181,662	$5,731,828	$—	$428,913,490

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended March 31, 2017, no securities were transferred from one level (as of December 31, 2016) to another.

See Notes to Schedule of Investments

March 31, 2017
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: Guardian Portfolio (“Guardian”), International Equity Portfolio (“International Equity”), Large Cap Value Portfolio (“Large Cap Value”), Mid Cap Growth Portfolio (“Mid Cap Growth”), Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”), Short Duration Bond Portfolio (“Short Duration Bond”), and Socially Responsive Portfolio (“Socially Responsive”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, preferred stocks, master limited partnerships and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

##	At March 31, 2017, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Guardian	$50,871,205	$9,388,457	$900,438	$8,488,019
International Equity	74,535,368	9,868,918	5,206,968	4,661,950
Large Cap Value	63,390,736	7,756,641	515,962	7,240,679
Mid Cap Growth	278,175,677	72,635,622	1,776,159	70,859,463
Mid Cap Intrinsic Value	132,827,546	42,119,532	4,801,193	37,318,339
Short Duration Bond	140,505,014	297,473	1,006,680	(709,207)
Socially Responsive	313,989,827	119,596,057	4,672,394	114,923,663

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO

Subsequent to the March 31, 2017 reporting period and effective May 1, 2017, Absolute Return Multi-Manager Portfolio changed its name to the U.S. Equity Index PutWrite Strategy Portfolio and changed its goal, fees, principal investment strategies, and portfolio managers.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By:   /s/ Robert Conti
 Robert Conti
 Chief Executive Officer and President

Date:  May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Robert Conti
         Robert Conti
         Chief Executive Officer and President

Date:  May 22, 2017

By:   /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  May 22, 2017